LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Loans to Related Parties
Loans to Related Parties

Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2013	2012	2011
Beginning balance	$10,426	$10,599	$10,375
Additions	827	1,791	1,297
Deductions	(3,156)	(1,964)	(1,073)
Ending balance	$8,097	$10,426	$10,599
Loans 90 days past due	$0	$0	$0

Related parties of First Financial, as defined for inclusion in the table above, were clients of and had transactions with subsidiaries of First Financial in the ordinary course of business during the periods noted. Additional transactions may be expected in the ordinary course of business in the future. All outstanding loans, commitments, financing leases, transactions in money market instruments and deposit relationships included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with non-related parties, and did not involve greater than a normal risk of collectibility or present other unfavorable features.